UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)
Equity - Equity Funds 80.9%
DWS Capital Growth Fund "Institutional"	23,181	1,204,237
DWS Communications Fund "Institutional"	5,234	89,710
DWS Disciplined Market Neutral Fund "Institutional"	6,720	64,853
DWS Diversified International Equity Fund "Institutional"	237,463	1,619,499
DWS Dreman International Value Fund "Institutional"*	7,424	63,032
DWS Dreman Mid Cap Value Fund "Institutional"	17,783	186,011
DWS Dreman Small Cap Value Fund "Institutional"	19,474	691,327
DWS Emerging Markets Equity Fund "Institutional"	50,962	935,657
DWS Equity 500 Index Fund "Institutional"	19,941	2,680,868
DWS Europe Equity Fund "Institutional"	10,093	225,385
DWS Global Small Cap Growth Fund "Institutional"*	12,795	481,093
DWS Global Thematic Fund "Institutional"	14,734	327,969
DWS Gold & Precious Metals Fund "Institutional"	3,501	87,944
DWS Growth & Income Fund "Institutional"	127,416	1,962,206
DWS Health Care Fund "Institutional"*	14,069	338,210
DWS International Fund "Institutional"	20,736	895,571
DWS Large Cap Focus Growth Fund "Institutional"	3,153	90,309
DWS Large Cap Value Fund "Institutional"	53,199	880,438
DWS Mid Cap Growth Fund "Institutional"*	126	1,796
DWS RREEF Global Infrastructure Fund "Institutional"	34,781	326,944
DWS RREEF Global Real Estate Securities Fund "Institutional"	15,176	112,609
DWS RREEF Real Estate Securities Fund "Institutional"	25,054	425,168
DWS S&P 500 Plus Fund "S"	176,334	2,026,073
DWS Small Cap Core Fund "S"	70,737	1,131,090
DWS Small Cap Growth Fund "Institutional"*	16,685	342,878
DWS Strategic Value Fund "Institutional"	74,081	2,269,112
DWS Technology Fund "Institutional"*	85,341	1,153,808

Total Equity - Equity Funds (Cost $18,332,517)		20,613,797
Equity - Exchange-Traded Funds 13.4%
iShares MSCI Australia Index Fund	16,751	394,654
iShares MSCI Canada Index Fund	17,982	527,412
iShares MSCI EAFE Small Cap Index Fund	13,216	511,856
iShares MSCI France Index Fund	1,592	35,804
iShares MSCI Germany Index Fund	11,164	251,525
iShares MSCI Japan Index Fund	41,348	424,644
iShares MSCI Netherlands Investable Market Index Fund	249	4,701
iShares MSCI Switzerland Index Fund	282	6,404
iShares MSCI United Kingdom Index Fund	78,078	1,261,740

Total Equity - Exchange-Traded Funds (Cost $3,140,061)		3,418,740
Fixed Income - Bond Funds 5.3%
DWS Core Fixed Income Fund "Institutional"	30,794	288,540
DWS Emerging Markets Fixed Income Fund "Institutional"	17,053	188,437
DWS Enhanced Commodity Strategy Fund "Institutional"	62,916	252,924
DWS Floating Rate Plus Fund "Institutional"	2,818	26,294
DWS Global Bond Fund "S"	4,999	51,937
DWS Global Inflation Plus Fund "Institutional"	12,221	127,338
DWS GNMA Fund "Institutional"	414	6,407
DWS High Income Fund "Institutional"	20,897	99,885
DWS Short Duration Plus Fund "Institutional"	1,279	12,201
DWS US Bond Index Fund "Institutional"	26,645	288,563

Total Fixed Income - Bond Funds (Cost $1,325,170)		1,342,526
Fixed Income - Money Market Fund 0.9%
Central Cash Management Fund (Cost $246,132)	246,132	246,132

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $23,043,880) †	100.5	25,621,195
Other Assets and Liabilities, Net	(0.5)	(131,573)

Net Assets	100.0	25,489,622

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $23,323,236.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,297,959.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,593,597 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $295,638.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$20,613,797	$—	$—	$20,613,797
Exchange-Traded Funds	3,418,740	—	—	3,418,740
Bond Funds	1,342,526	—	—	1,342,526
Money Market Funds	246,132	—	—	246,132
Total	$25,621,195	$—	$—	$25,621,195

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011